HW Opportunities MP Fund
Schedule of Investments (Unaudited)
September 30, 2023
	Shares		Value
Common Stocks — 94.81%
Communication Services — 13.46%
Alphabet, Inc., Class A(a)	13,480		$1,763,993
Comcast Corp., Class A	35,400		1,569,636
News Corp., Class A	19,389		388,943
Paramount Global, Class B	10,100		130,290
Stagwell, Inc.(a)	421,080		1,974,865
WPP plc - ADR(b)	12,200		543,876
			6,371,603
Consumer Discretionary — 1.76%
Carnival Corp.(a)	10,300		141,316
General Motors Co.	13,110		432,237
Redbubble Ltd.(a)(b)	884,900		262,401
			835,954
Consumer Staples — 0.51%
Philip Morris International, Inc.	2,600		240,708

Energy — 18.33%
APA Corp.	31,500		1,294,650
Berry Corp.	209,800		1,720,360
Equitrans Midstream Corp.	102,400		959,488
Kosmos Energy Ltd.(a)	219,100		1,792,238
NOV, Inc.	114,800		2,399,320
Shell plc - ADR(b)	8,048		518,130
			8,684,186
Financials — 16.81%
Citigroup, Inc.	12,200		501,786
Citizens Financial Group, Inc.	13,830		370,644
Enstar Group Ltd.(a)(b)	2,700		653,400
Evercore, Inc., Class A	6,000		827,280
Fidelity National Information Services, Inc.	14,500		801,415
Global Indemnity Group LLC, Class A	19,754		678,550
Popular, Inc.(b)	27,420		1,727,734
SLM Corp.	112,608		1,533,721
The Bank of New York Mellon Corp.	7,400		315,610
Wells Fargo & Co.	13,480		550,793
			7,960,933
Health Care — 6.37%
Elevance Health, Inc.	2,670		1,162,571
GE HealthCare Technologies, Inc.	16,000		1,088,640
Medtronic plc(b)	9,800		767,928
			3,019,139
Industrials (c) — 25.35%
Babcock International Group plc(a)(b)	303,270		1,524,233
Hudson Global, Inc.(a)	2,250		43,605
International Distributions Services plc(a)(b)	562,350		1,786,154
Korn Ferry	32,500		1,541,800
Randstad NV(b)	19,700		1,088,348
Siemens AG(b)	18,600		2,658,102
U-Haul Holding Co.	64,050		3,355,580
			11,997,822
Information Technology — 8.51%
Arrow Electronics, Inc.(a)	4,550		569,842
F5, Inc.(a)	757		121,983
Micron Technology, Inc.	3,000		204,090
Microsoft Corp.	1,000		315,750
Telefonaktiebolaget LM Ericsson - ADR(b)	539,200		2,620,512
Workday, Inc., Class A(a)	900		193,365
			4,025,542
Materials — 3.71%
Ecovyst, Inc.(a)	74,500		733,080
Olin Corp.	20,500		1,024,590
			1,757,670
Total Common Stocks (Cost $44,707,825)			44,893,557

	Contracts	Notional Amount
Purchased Options — 2.62%
Puts — 2.62%
Alteryx, Inc.(d)
Exercise Price: $40.00, Expiration: 01/17/2025	300	$256,340	$219,000
Asana, Inc.(d)
Exercise Price: $30.00, Expiration: 01/17/2025	140	1,130,700	177,100
Invesco QQQ Trust Series 1(d)
Exercise Price: $370.00, Expiration: 12/15/2023	230	1,008,140	402,960
iShares China Large-Cap ETF(d)
Exercise Price: $29.85, Expiration: 01/17/2025	380	8,240,210	179,550
Tesla, Inc.(d)
Exercise Price: $333.33, Expiration: 06/21/2024	28	700,616	261,030
			1,239,640
Total Options (Cost $1,295,433)			1,239,640

Preferred Stocks — 0.85% Financials – 0.85%
Federal Home Loan Mortgage Corp., 8.38%, Series Z (a)(e)	188,800		400,256
Total Preferred Stocks (Cost $443,396)			400,256

Money Market Fund — 2.60%
First American Government Obligations Fund, Class X, 5.26%(f)	1,229,151		1,229,151
Total Money Market Fund (Cost $1,229,151)			1,229,151

Total Investments (Cost $47,675,804) — 100.88%			47,762,604
Liabilities in Excess of Other Assets — (0.88)%			(414,560)
Total Net Assets — 100.00%			$47,348,044

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)
As of September 30, 2023, the Fund had a significant portion of its assets invested in the industrials sector. The industrials sector may be more greatly impacted by adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities.

(d)	100 shares per contract.
(e)	Perpetual maturity.
(f)	The rate quoted is the annualized seven-day effective yield as of September 30, 2023.

ADR – American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value(1)
Assets
Common Stocks	$37,574,319	$7,319,238	$–	$44,893,557
Preferred Stock	400,256	–	–	400,256
Purchased Options	402,960	836,680	–	1,239,640
Money Market Fund	1,229,151	–	–	1,229,151
	$39,606,686	$8,155,918	$–	$47,762,604

(1)	See the Schedule of Investments for industry classifications.

For the period ended September 30, 2023, there were no transfers into or out of Level 3 securities.